UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
BlackRock Defensive Advantage Emerging Markets Fund
BlackRock Defensive Advantage International Fund
BlackRock Defensive Advantage U.S. Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2022

Date of reporting period: 10/31/2021

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	BlackRock Defensive Advantage Emerging Markets Fund
•	BlackRock Defensive Advantage International Fund
•	BlackRock Defensive Advantage U.S. Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a solid pace for the reporting period, eventually regaining the output lost from the pandemic. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.

Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	10.91%	42.91%

U.S. small cap equities (Russell 2000® Index)	1.85	50.80

International equities (MSCI Europe, Australasia, Far East Index)	4.14	34.18

Emerging market equities (MSCI Emerging Markets Index)	(4.87)	16.96

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.06

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.59	(4.77)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.06	(0.48)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.33	2.76

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.36	10.53
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund

Investment Objective

BlackRock Defensive Advantage Emerging Markets Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ending October 31, 2021, the Fund underperformed its benchmark, the MSCI Emerging Markets Minimum Volatility Index.

What factors influenced performance?

Overall, the Fund struggled against a highly volatile macroeconomic and market backdrop during the period. The continuation of the strong reflationary market tone from the broad-based economic reopening early in 2021 produced strong equity performance early in the period, but this reversed in the third quarter of 2021, as emerging market (“EM”) equities struggled amid macroeconomic and policy concerns related to China. Electricity shortages, a potential debt default from Chinese real estate developer Evergrande, and ongoing regulatory uncertainty kept emerging markets under pressure. The period also saw considerable volatility across market style preferences. Early in the period, investors preferred value styles. However, a surprisingly hawkish pivot from the Fed in June 2021 prompted a market rotation back toward secular growth positions. This pro-growth theme persisted until another sharp market rotation in September 2021, with a more hawkish Fed prompting investors back toward value stocks. In particular, the announcement of the expected tapering of Fed bond purchases resulted in a sharp spike in bond yields, which supported cyclical market exposure. The simultaneous sharp rise in commodities prices put further pressure on inflation and compounded the impact on the bond market. Ultimately, though, this final rotation proved short-lived, as the market returned to a pro-growth stance in October 2021.

Macro thematic positioning proved to be the most substantial detractor from relative performance. Although stock selection aided gains, moreover, select measures also detracted from performance. Macro thematic-related measures that evaluate changes in foreign exchange reserves notably detracted, as they led to underweight positions in Thailand and Taiwan. The Fund’s overweight to the materials sector was also a detractor due to supply chain uncertainty. Unsurprisingly, China-specific insights, such as measures that evaluate hiring trends, drove losses in the period, as the pro-growth quality positioning struggled amid eroding economic expectations. Similarly, the Fund’s environmental, social and governance (“ESG”) related measures, which lean in a pro-growth direction, declined during the value rotation in September 2021. Environmental measures especially struggled, given their negative sensitivity to the sharp run-up in commodities prices.

Despite these factors, select sentiment measures proved to be key contributors to performance, providing some portfolio ballast. Specifically, measures that focused on Chinese online sales trends fared better than most of the Fund’s China-specific insights, contributing to performance. Other sentiment-related measures that look at reversal trends also performed well. Fundamental measures also added to performance. Specifically, traditional value metrics that evaluate dividends relative to price performed well in the context of the value style preference seen at various times during the period.

The BlackRock Defensive Advantage Funds are designed to provide downside protection against market drawdowns and may lag broader markets and peers during market rallies. The Funds pursue a “defensive” investment style, meaning that they seek to participate in rising equity markets while mitigating downside risk in declining markets.

Describe recent portfolio activity.

Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. The Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment among retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as sentiment around supply chain disruptions and wage inflation.

Describe portfolio positioning at period end.

Relative to the benchmark, the Fund ended the period with largely neutral positioning from sector and country positioning perspectives. The Fund had slight overweight positions in the information technology and financial sectors and maintained slight underweights in consumer discretionary and communication services stocks. From a geographical perspective, the Fund had slight overweight positions to Taiwan and maintained an underweight position to South Korea.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2021 (continued)	BlackRock Defensive Advantage Emerging Markets Fund

Performance

		Total Returns(a)
		Since Inception(b)
	6-Month Total Returns	Without Sales Charge	With Sales Charge
Institutional	(0.51)%	7.59%	N/A
Investor A	(0.78)	7.29	1.66%
Class K	(0.51)	7.59	N/A
MSCI Emerging Markets Minimum Volatility Index(c)	0.44	7.09	N/A
MSCI Emerging Markets Index(d)	(4.87)	2.58	N/A

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund commenced operations on December 21, 2020.
(c)

An index that aims to reflect the performance characteristics of a minimum variance strategy applied to large- and mid-cap equities across certain emerging markets countries. The index is calculated by optimizing the MSCI Emerging Markets Index, its parent index, for the lowest absolute risk (within a given set of constraints).

(d)	An index that captures large- and mid-cap representation across Emerging Markets (EM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 994.90	$ 4.07		$ 1,000.00	$ 1,021.12	$ 4.13		0.81%
Investor A	1,000.00	992.20	5.32		1,000.00	1,019.86	5.40		1.06
Class K	1,000.00	994.90	4.07		1,000.00	1,021.12	4.13		0.81

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2021 (continued)	BlackRock Defensive Advantage Emerging Markets Fund

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Abu Dhabi Commercial Bank PJSC	2%
Lenovo Group Ltd.	2
Nanya Technology Corp.	2
Saudi Arabian Oil Co.	2
Haier Smart Home Co. Ltd., Class H	2
Emirates Telecommunications Group Co. PJSC	1
CTBC Financial Holding Co. Ltd.	1
NAVER Corp.	1
Taiwan Cooperative Financial Holding Co. Ltd.	1
CPFL Energia SA	1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets
China	25%
Taiwan	19
India	12
Saudi Arabia	8
South Korea	6
Malaysia	6
Thailand	3
United Arab Emirates	3
Qatar	3
United States	3
Russia	2
Chile	2
Mexico	2
South Africa	2
Brazil	2
Hong Kong	1
Kuwait	1
Other#	—	(b)
Liabilities in Excess of Other Assets	(—	)(b)

(a)	Excludes short-term securities.
(b)	Rounds to less than 1% of net assets.
#	Includes holdings within countries/geographic regions that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2021	BlackRock Defensive Advantage International Fund

Investment Objective

BlackRock Defensive Advantage International Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

During the six-month period ending October 31, 2021, the Fund outperformed its benchmark, the MSCI EAFE Minimum Volatility Index.

What factors influenced performance?

Overall, the Fund performed well in a volatile market environment. The continuation of the strong reflationary market tone across the United States, China and Europe from the broad-based economic reopening early in 2021 led to an investor preference for value styles early in the period. However, a surprisingly hawkish pivot from the Fed in June 2021 prompted a market rotation back toward secular growth positions. This led to a return to themes that were predominant in 2020, supported by declining bond yields and concerns about the COVID-19 Delta variant. These pro-growth themes persisted until another sharp market rotation in September 2021, with a more hawkish Fed prompting investors back toward value stocks. In particular, the announcement of the expected tapering of Fed bond purchases resulted in a sharp spike in bond yields, which supported cyclical market exposure. The simultaneous sharp rise in commodities prices put further pressure on inflation and compounded the impact on the bond market. Ultimately, though, this final rotation proved short-lived, as the market returned to a pro-growth stance in October 2021.

Sentiment measures were the most significant contributors to the Fund’s relative performance, as they correctly positioned the Fund across the ever-changing market backdrop. Specifically, faster-moving insights that look at internet search trends and mobile app usage were top contributors, as they motivated overweight positions in the luxury goods industry. Country-specific sentiment measures that focus on online sales in China and point-of-sale trends in Japan also added to performance. Also, stability-related fundamental measures also performed well. Specifically, insights with a preference for dividend consistency contributed amid the volatile environment.

More broadly, fundamental-related measures were a primary detractor from the Fund’s relative performance. Traditional valuation measures, such as evaluating cash flows across valuation and price-to-book measures, dragged on performance as investors retained a preference for growth stocks. In addition, environmental, social and governance (“ESG”) related measures that lean in a pro-growth direction declined during the value rotation in September 2021. Specifically, environmental measures, such as insights designed to track investor positioning in ESG-related holdings and that look at “green” patents, struggled due to their negative sensitivity to the sharp run-up in commodities prices.

The BlackRock Defensive Advantage Funds are designed to provide downside protection against market drawdowns and may lag broader markets and peers during market rallies. The Funds pursue a “defensive” investment style, meaning that they seek to participate in rising equity markets while mitigating downside risk in declining markets.

Describe recent portfolio activity.

Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. For instance, the Fund built on its alternative data capabilities by adding an insight that captures brand sentiment toward retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as sentiment around supply chain disruptions and wage inflation.

Describe portfolio positioning at period end.

Relative to the benchmark, the Fund ended the period with largely neutral positioning from a sector and country-positioning perspective. The Fund had slight overweight positions in the information technology and industrials sectors and maintained slight underweights in health care and utilities stocks. From a geographical perspective, the Fund had slight overweight positions to Israel and maintained underweights to Switzerland.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2021 (continued)	BlackRock Defensive Advantage International Fund

Performance

		Total Returns(a)
		Since Inception(b)
	6-Month Total Returns	Without Sales Charge	With Sales Charge
Institutional	5.89%	12.57%	N/A
Investor A	5.82	12.37	6.48%
Class K	5.89	12.57	N/A
MSCI EAFE Minimum Volatility Index(c)	4.81	7.81	N/A
MSCI EAFE Index(d)	4.14	13.88	N/A

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund commenced operations on December 21, 2020.
(c)

An index that aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap equity universe across developed markets around the world excluding the United States and Canada. The index is calculated by optimizing the MSCI EAFE Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

(d)

An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,058.90	$2.34		$ 1,000.00	$ 1,022.94	$2.29		0.45%
Investor A	1,000.00	1,058.20	3.63		1,000.00	1,021.68	3.57		0.70
Class K	1,000.00	1,058.90	2.34		1,000.00	1,022.94	2.29		0.45

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2021 (continued)	BlackRock Defensive Advantage International Fund

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
JB Hi-Fi Ltd.	2%
Nestle SA	2
Novo Nordisk A/S, Class B	2
Bank Hapoalim BM	2
L’Oreal SA	2
Roche Holding AG	2
AstraZeneca PLC	1
Novozymes A/S, B Shares	1
Roche Holding AG	1
Unilever PLC	1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets
Japan	25%
Switzerland	12
United Kingdom	8
Germany	7
Hong Kong	6
Australia	6
France	6
Denmark	5
Finland	4
Israel	4
Sweden	3
Singapore	3
United States	2
Belgium	2
Netherlands	2
Italy	2
China	1
New Zealand	1
Norway	1
Other#	—	(b)
Liabilities in Excess of Other Assets	(—	)(b)

(a)	Excludes short-term securities.
(b)	Rounds to less than 1% of net assets.
#	Includes holdings within countries/geographic regions that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2021	BlackRock Defensive Advantage U.S. Fund

Investment Objective

BlackRock Defensive Advantage U.S. Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ending October 31, 2021, the Fund underperformed its benchmark, the MSCI USA Minimum Volatility Index.

What factors influenced performance?

Overall, the Fund struggled against a highly volatile macroeconomic and market backdrop during the period. The continuation of the strong reflationary market tone from the broad-based economic reopening early in 2021 led to an investor preference for value styles early in the period. However, a surprisingly hawkish pivot from the Fed in June 2021 prompted a market rotation back toward secular growth positions. This led to a return to themes that were predominant in 2020, supported by declining bond yields and concerns about the COVID-19 Delta variant. These pro-growth themes persisted until another sharp market rotation in September 2021, with a more hawkish Fed prompting investors back toward value stocks. In particular, the announcement of the expected tapering of Fed bond purchases resulted in a sharp spike in bond yields, which supported cyclical market exposure. The simultaneous sharp rise in commodities prices put further pressure on inflation and compounded the impact on the bond market. Ultimately, though, this final rotation proved short-lived, as the market returned to a pro-growth stance in October 2021.

Macro thematic insights were the top detractors from performance, particularly insights designed to track COVID-19-related price trends and subsequent reversals. Other measures designed to track which industries were most likely to benefit from the broader economic reopening also detracted, most notably by motivating an underweight position in information technology (“IT”) services names that dragged on returns in a pro-growth market environment. Additionally, signals tracking credit investor flows also struggled amid interest rate uncertainty.

Fundamental measures also dragged on returns. Traditional valuation measures, such as assessing valuations across price, also struggled amid volatility in investors’ style preferences. Nontraditional insights, such as the Fund’s environmental, social and governance (“ESG”) related measures, also detracted from performance. Specifically, environmental measures struggled due to their negative sensitivity to the sharp run-up in commodities prices.

By contrast, select macro thematic measures provided some portfolio ballast for the Fund. In particular, an insight that evaluates labor wages and costs as an input prompted favorable Fund positions amid supply chain uncertainty. Also, fast-moving sentiment measures were significant contributors to the Fund’s relative performance, as they helped position the Fund across the ever-changing market backdrop. Specifically, insights that track brand sentiment added to performance. Finally, stability-related sentiment measures that favor lower-volatility stocks also benefited performance.

The BlackRock Defensive Advantage Funds are designed to provide downside protection against market drawdowns and may lag broader markets and peers during market rallies. The Funds pursue a “defensive” investment style, meaning that they seek to participate in rising equity markets while mitigating downside risk in declining markets.

Describe recent portfolio activity.

Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. For instance, the Fund built on its alternative data capabilities by adding an insight that captures brand sentiment toward retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as sentiment around supply chain disruptions and wage inflation.

Describe portfolio positioning at period end.

Relative to the benchmark, the Fund ended the period with largely neutral positioning from a sector perspective. The Fund had slight overweight positions in the consumer staples and utilities sectors and maintained slight underweights in communication services and IT stocks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2021 (continued)	BlackRock Defensive Advantage U.S. Fund

Performance

		Total Returns(a)
		Since Inception(b)
	6-Month Total Returns	Without Sales Charge	With Sales Charge
Institutional	7.58%	16.14%	N/A
Investor A	7.33	15.86	9.78%
Class K	7.58	16.14	N/A
MSCI USA Minimum Volatility Index(c)	8.57	17.01	N/A
Russell 1000® Index(d)	10.37	24.90	N/A

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund commenced operations on December 21, 2020.
(c)

An index that aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

(d)

An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,075.80	$2.25		$1,000.00	$1,023.04	$2.19		0.43%
Investor A	1,000.00	1,073.30	3.55		1,000.00	1,021.78	3.47		0.68
Class K	1,000.00	1,075.80	2.25		1,000.00	1,023.04	2.19		0.43

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Waste Connections, Inc.	2%
Walmart, Inc.	2
Johnson & Johnson	2
UnitedHealth Group, Inc.	2
McDonald’s Corp.	2
Consolidated Edison, Inc.	2
Visa, Inc., Class A	2
C.H. Robinson Worldwide, Inc.	2
Procter & Gamble Co.	1
AT&T, Inc.	1

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets
Information Technology	23%
Health Care	17
Consumer Staples	12
Industrials	11
Utilities	9
Financials	8
Communication Services	8
Consumer Discretionary	7
Materials	2
Real Estate	1
Energy	1
Short-Term Securities	1
Liabilities in Excess of Other Assets	(—	)(c)

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Rounds to less than 1% of net assets.

F U N D S U M M A R Y	11

About Fund Performance

Institutional Shares and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on May 1, 2021 and held through October 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 1.7%
Ambev SA	5,887	$17,722
CPFL Energia SA	32,714	152,505

		170,227

Chile — 1.9%
Cia Cervecerias Unidas SA, ADR	7,721	130,562
Enel Americas SA, ADR	11,736	66,426

		196,988

China — 25.1%
3SBio, Inc.(a)(b)	113,000	103,407
Agricultural Bank of China Ltd., Class A	86,800	39,807
Alibaba Group Holding Ltd.(a)	4,648	95,575
Anhui Expressway Co. Ltd., Class H	6,000	3,557
Baidu, Inc., Class A(a)	650	13,282
BYD Co. Ltd., Class A	1,800	87,862
China CITIC Bank Corp. Ltd., Class H	38,000	16,669
China Railway Signal & Communication Corp. Ltd., Class A	186,201	143,293
China Resources Pharmaceutical Group Ltd.(b)	291,500	140,225
China Yangtze Power Co. Ltd., Class A	32,500	107,781
China Yongda Automobiles Services Holdings Ltd.	59,500	94,669
Dali Foods Group Co. Ltd.(b)	271,500	151,095
Haier Smart Home Co. Ltd., Class H	43,000	160,119
Huisen Household International Group Ltd.(c)	60,000	17,654
Lenovo Group Ltd.	148,000	160,723
Liaoning Port Co. Ltd., Class H	220,000	20,378
NetEase, Inc., ADR	298	29,082
People’s Insurance Co. Group of China Ltd.	190,300	149,029
Ping An Insurance Group Co. of China Ltd., Class H	17,500	125,348
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	76,900	140,744
Shanghai Pudong Development Bank Co. Ltd., Class A	15,600	21,760
Shenzhen Expressway Co. Ltd., Class H	114,000	107,443
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,300	134,599
Sinopharm Group Co. Ltd., Class H	22,000	52,239
Tencent Holdings Ltd.	1,200	72,996
Tingyi Cayman Islands Holding Corp.	54,000	100,790
Vipshop Holdings Ltd., ADR(a)	429	4,788
WuXi AppTec Co. Ltd., Class H(b)	6,960	148,604
ZTE Corp., Class A	28,661	145,751

		2,589,269

Greece — 0.0%
JUMBO SA	134	1,995

Hong Kong — 1.4%
Beijing Enterprises Water Group Ltd.	84,000	32,108
Guangdong Investment Ltd.	54,000	67,897
Sino Biopharmaceutical Ltd.	62,000	45,718

		145,723

India — 12.5%
Asian Paints Ltd.	3,425	141,943
Dabur India Ltd.	17,697	138,614
HCL Technologies Ltd.	1,498	22,938
HDFC Bank Ltd., ADR	1,402	100,818
HDFC Life Insurance Co. Ltd.(b)	6,303	57,322
Infosys Ltd.	3,722	83,294
Infosys Ltd., ADR	2,655	59,153
ITC Ltd.	47,653	142,281
Larsen & Toubro Infotech Ltd.(b)	1,658	148,329
Mphasis Ltd.	1,635	70,913
Tata Consultancy Services Ltd.	3,187	144,863

Security	Shares	Value

India (continued)
Tech Mahindra Ltd.	2,416	$47,823
Titan Co. Ltd.	347	11,072
Wipro Ltd.	13,739	118,973

		1,288,336

Kuwait — 0.7%
National Bank of Kuwait SAKP	21,470	70,595

Malaysia — 5.6%
Axiata Group BHD	110,100	105,022
IHH Healthcare BHD	29,000	45,800
Malayan Banking BHD	75,900	147,548
Maxis BHD	97,400	109,937
Petronas Dagangan BHD	3,100	15,243
RHB Bank BHD	110,600	149,232

		572,782

Mexico — 1.8%
Coca-Cola Femsa SAB de CV	4,186	22,559
Fomento Economico Mexicano SAB de CV, ADR	1,333	109,559
Wal-Mart de Mexico SAB de CV	15,939	55,594

		187,712

Peru — 0.5%
Credicorp Ltd.	405	52,512

Philippines — 0.1%
Manila Electric Co.	1,290	7,349

Qatar — 3.0%
Industries Qatar QSC	17,771	77,027
Masraf Al Rayan QSC	66,701	87,042
Ooredoo QPSC	77,455	146,481

		310,550

Russia — 2.0%
Alrosa AO(a)	1,752	3,093
LUKOIL PJSC	1,466	149,608
Rostelecom PJSC	40,482	53,234
Sberbank of Russia PJSC, ADR	252	5,054

		210,989

Saudi Arabia — 7.8%
Al Rajhi Bank	4,082	150,835
Dr Sulaiman Al Habib Medical Services Group Co.	1,698	75,056
Jarir Marketing Co.	2,734	147,819
SABIC Agri-Nutrients Co.	421	18,473
Saudi Arabian Oil Co.(b)	15,942	160,444
Saudi Basic Industries Corp.	4,314	148,688
Seera Group Holding(a)	16,313	100,899

		802,214

South Africa — 1.8%
Clicks Group Ltd.	2,270	41,438
Vodacom Group Ltd.	15,886	141,003

		182,441

South Korea — 5.7%
Amorepacific Group	1,451	61,758
BGF retail Co. Ltd.	210	29,173
Hyundai Mobis Co. Ltd.	288	62,257
Kangwon Land, Inc.(a)	2,716	64,626
KT Corp., ADR	4,906	62,846
NAVER Corp.	443	154,023
NCSoft Corp.	22	11,821

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd.	1,573	$94,181
Samsung SDS Co. Ltd.	319	41,930

		582,615

Taiwan — 18.9%
Chang Hwa Commercial Bank Ltd.	251,490	148,510
Chunghwa Telecom Co. Ltd.	37,000	146,825
CTBC Financial Holding Co. Ltd.	186,000	155,321
E.Sun Financial Holding Co. Ltd.	159,166	152,087
Eva Airways Corp.(a)	26,000	17,646
First Financial Holding Co. Ltd.	179,130	147,481
Formosa Plastics Corp.	5,000	19,367
Hua Nan Financial Holdings Co. Ltd.	206,544	151,239
MediaTek, Inc.	4,000	131,651
Nan Ya Plastics Corp.	48,000	147,305
Nanya Technology Corp.	67,000	160,648
Novatek Microelectronics Corp.	3,000	44,997
Taiwan Business Bank	153,074	52,075
Taiwan Cooperative Financial Holding Co. Ltd.	188,980	153,654
Taiwan Mobile Co. Ltd.	42,000	148,141
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	148,542
United Microelectronics Corp.	12,000	24,912

		1,950,401

Thailand — 3.2%
Bangkok Dusit Medical Services PCL, NVDR	211,700	150,124
Home Product Center PCL, NVDR	79,300	34,945
Siam Cement PCL, NVDR	12,600	149,988

		335,057

Turkey — 0.4%
Arcelik AS	10,411	36,526
Turkcell Iletisim Hizmetleri A/S	4,574	7,274

		43,800

Security	Shares	Value

United Arab Emirates — 3.1%
Abu Dhabi Commercial Bank PJSC	71,991	$162,674
Emirates Telecommunications Group Co. PJSC	22,815	159,144

		321,818

Total Long-Term Investments — 97.2% (Cost: $9,971,295)		10,023,373

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	280,588	280,588
SL Liquidity Series, LLC, Money Market Series, 0.08%(d)(e)(f)	17,355	17,358

Total Short-Term Securities — 2.9% (Cost: $297,947)		297,946

Total Investments — 100.1% (Cost: $10,269,242)		10,321,319

Liabilities in Excess of Other Assets — (0.1)%		(13,783)

Net Assets — 100.0%		$10,307,536

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,096,787	$—		$(816,199)	(a)	$—	$—	$280,588	280,588	$19		$—
iShares MSCI Qatar ETF(b)	240,625	9,683		(243,393)		6,156	(13,071)	—	—	5,172		—
SL Liquidity Series, LLC, Money Market Series	11,550	5,809	(a)	—		—	(1)	17,358	17,355	214	(c)	—

						$6,156	$(13,072)	$297,946		$5,405		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	3	12/17/21	$189	$(3,968)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,968	$—	$—	$—	$3,968

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$32,988	$—	$—	$—	$32,988

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$40,641	$—	$—	$—	$40,641

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$190,478

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$170,227	$—	$—	$170,227
Chile	196,988	—	—	196,988
China	396,153	2,193,116	—	2,589,269
Greece	—	1,995	—	1,995
Hong Kong	—	145,723	—	145,723
India	159,971	1,128,365	—	1,288,336

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Kuwait	$—	$70,595	$—	$70,595
Malaysia	298,370	274,412	—	572,782
Mexico	187,712	—	—	187,712
Peru	52,512	—	—	52,512
Philippines	—	7,349	—	7,349
Qatar	310,550	—	—	310,550
Russia	—	210,989	—	210,989
Saudi Arabia	635,053	167,161	—	802,214
South Africa	182,441	—	—	182,441
South Korea	62,846	519,769	—	582,615
Taiwan	—	1,950,401	—	1,950,401
Thailand	—	335,057	—	335,057
Turkey	7,274	36,526	—	43,800
United Arab Emirates	162,674	159,144	—	321,818
Short-Term Securities
Money Market Funds	280,588	—	—	280,588

	$3,103,359	$7,200,602	$—	10,303,961

Investments Valued at NAV(a)				17,358

				$10,321,319

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(3,968)	$—	$—	$(3,968)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2021	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.2%
APA Group	1,909	$11,845
Aristocrat Leisure Ltd.	1,049	37,204
Aurizon Holdings Ltd.	50,418	128,539
Coles Group Ltd.	7,885	102,181
CSL Ltd.	164	37,317
Domino’s Pizza Enterprises Ltd.	160	16,412
JB Hi-Fi Ltd.	4,665	178,106
Medibank Pvt Ltd.	64,180	161,293
Wesfarmers Ltd.	118	5,105

		678,002

Austria — 0.5%
ANDRITZ AG	502	28,513
Telekom Austria AG	2,424	20,943

		49,456

Belgium — 1.9%
Anheuser-Busch InBev SA/NV	46	2,814
Groupe Bruxelles Lambert SA	1,162	134,828
Proximus SADP	1,124	21,167
Telenet Group Holding NV	838	30,106
UCB SA	191	22,829

		211,744

China — 1.3%
BOC Hong Kong Holdings Ltd.	41,000	129,922
Chow Tai Fook Jewellery Group Ltd.	5,800	11,830

		141,752

Denmark — 5.4%
Carlsberg A/S, Class B	501	82,723
Coloplast A/S, Class B	1,009	164,788
Novo Nordisk A/S, Class B	1,566	171,719
Novozymes A/S, B Shares	2,289	168,376

		587,606

Finland — 3.7%
Kesko OYJ, B Shares	4,743	154,358
Kone OYJ, Class B	2,365	161,291
Nokia OYJ(a)	16,245	93,238

		408,887

France — 5.6%
Air Liquide SA	571	95,333
Hermes International	77	122,270
Kering SA	15	11,258
Legrand SA	1,485	161,999
L’Oreal SA	370	169,258
Orange SA	4,194	45,735
Rubis SCA	62	1,987

		607,840

Germany — 6.0%
Deutsche Post AG, Registered Shares	776	48,040
Evonik Industries AG	5,064	164,078
Fielmann AG	25	1,648
Fresenius Medical Care AG & Co. KGaA	2,139	142,092
Henkel AG & Co. KGaA	250	20,878
SAP SE	1,142	165,374
Symrise AG	692	95,719
Telefonica Deutschland Holding AG	6,197	16,146

		653,975

Security	Shares	Value

Hong Kong — 6.3%
CK Infrastructure Holdings Ltd.	6,500	$39,189
CLP Holdings Ltd.	14,000	137,073
Dairy Farm International Holdings Ltd.	700	2,501
HK Electric Investments & HK Electric Investments Ltd., Class SS	45,000	44,824
HKT Trust & HKT Ltd., Class SS	38,000	51,567
Hong Kong & China Gas Co. Ltd.	11,950	18,565
Hutchison Telecommunications Hong Kong Holdings Ltd.	40,000	6,387
Jardine Matheson Holdings Ltd.	600	34,850
Kerry Properties Ltd.	23,500	66,427
Link REIT	8,300	73,533
MTR Corp. Ltd.	26,500	144,561
PCCW Ltd.	9,000	4,633
Power Assets Holdings Ltd.	8,000	48,890
Swire Properties Ltd.	5,200	13,941

		686,941

Israel — 3.6%
Bank Hapoalim BM	17,252	169,914
Israel Discount Bank Ltd., Class A(a)	6,280	37,945
Nice Ltd.(a)	572	161,704
Strauss Group Ltd.	640	18,812

		388,375

Italy — 1.5%
Italgas SpA	19,574	124,363
Snam SpA	7,096	40,190

		164,553

Japan — 25.4%
Amada Co. Ltd.	11,500	113,614
Bridgestone Corp.	3,300	145,990
Calbee, Inc.	6,100	157,169
Canon Marketing Japan, Inc.	2,000	39,621
Canon, Inc.	6,500	147,806
Casio Computer Co. Ltd.	2,000	28,302
Chugai Pharmaceutical Co. Ltd.	3,800	142,079
Chugoku Electric Power Co., Inc.	8,200	68,018
Coca-Cola Bottlers Japan Holdings, Inc.	1,300	17,890
Fuji Oil Holdings, Inc.	1,500	35,202
Japan Tobacco, Inc.	8,300	162,939
Kamigumi Co. Ltd.	3,200	64,432
KDDI Corp.	3,800	116,204
Kirin Holdings Co. Ltd.	2,700	46,996
Lawson, Inc.	1,300	62,867
Lintec Corp.	1,200	26,788
Lion Corp.	4,700	78,276
Morinaga & Co. Ltd./Japan	1,000	35,339
Nichirei Corp.	400	9,742
Nitori Holdings Co. Ltd.	300	55,113
Obic Co. Ltd.	300	55,477
Secom Co. Ltd.	2,400	163,614
Softbank Corp.	6,400	87,358
Sumitomo Mitsui Financial Group, Inc.	3,600	116,819
Sundrug Co. Ltd.	1,800	52,679
Suntory Beverage & Food Ltd.	4,200	162,970
Takeda Pharmaceutical Co. Ltd.	5,900	165,588
Terumo Corp.	3,700	163,228
Tokyo Electron Ltd.	200	93,207
Tokyo Gas Co. Ltd.	400	6,941

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Trend Micro, Inc.	800	$45,216
Yamazaki Baking Co. Ltd.	7,200	109,374

		2,776,858

Luxembourg — 0.3%
RTL Group SA(a)	633	36,561

Netherlands — 1.9%
JDE Peet’s NV	105	3,058
Koninklijke Ahold Delhaize NV	1,422	46,261
Koninklijke KPN NV	4,790	14,312
Wolters Kluwer NV	1,399	146,501

		210,132

New Zealand — 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	3,549	79,510
Spark New Zealand Ltd.	7,043	23,057

		102,567

Norway — 0.7%
Equinor ASA	2,921	74,013

Portugal — 0.3%
Jeronimo Martins SGPS SA	1,559	35,323

Singapore — 2.8%
Jardine Cycle & Carriage Ltd.	7,100	118,692
Singapore Technologies Engineering Ltd.	10,100	28,682
Singapore Telecommunications Ltd.	60,600	112,428
United Overseas Bank Ltd.	1,800	35,781
Venture Corp. Ltd.	700	9,778

		305,361

Sweden — 3.3%
Atlas Copco AB, A Shares	2,505	161,319
Essity AB, Class B	707	22,901
Swedish Match AB	10,153	89,521
Telia Co. AB	21,026	82,818

		356,559

Switzerland — 12.3%
ABB Ltd., Registered Shares	1,123	37,152
Baloise Holding AG, Registered Shares	59	9,402
Banque Cantonale Vaudoise, Registered Shares	154	12,399
Givaudan SA, Registered Shares	35	164,918
Kuehne + Nagel International AG, Registered Shares	474	149,287
Nestle SA, Registered Shares	1,311	172,930
Novartis AG, Registered Shares	1,977	163,523
Roche Holding AG	822	335,187
Sika AG, Registered Shares	250	84,695
Swisscom AG, Registered Shares	277	150,833

Security	Shares	Value

Switzerland (continued)
Tecan Group AG, Registered Shares	92	$56,369
Temenos AG, Registered Shares	90	13,779

		1,350,474

United Kingdom — 7.6%
AstraZeneca PLC	1,347	168,511
Diageo PLC	122	6,070
GlaxoSmithKline PLC	537	11,149
Greggs PLC	306	12,790
J Sainsbury PLC	38,551	157,899
Kingfisher PLC	24,858	114,088
National Grid PLC	12,174	155,871
RELX PLC	934	28,961
Segro PLC	218	3,853
Unilever PLC	3,295	176,397

		835,589

Total Common Stocks — 97.5% (Cost: $10,190,378)		10,662,568

Preferred Securities

Preferred Stocks — 0.6%

Germany — 0.6%
Henkel AG & Co. KGaA, Preference Shares	769	68,893

Total Preferred Securities — 0.6% (Cost: $68,760)		68,893

Total Long-Term Investments — 98.1% (Cost: $10,259,138)		10,731,461

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(b)(c)	248,472	248,472

Total Short-Term Securities — 2.3% (Cost: $248,472)		248,472

Total Investments — 100.4% (Cost: $10,507,610)		10,979,933

Liabilities in Excess of Other Assets — (0.4)%		(39,975)

Net Assets — 100.0%		$10,939,958

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$294,891	$—	$(46,419)	(a)	$—	$—	$248,472	248,472	$6	$—

(a)	Represents net amount purchased (sold).

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Defensive Advantage International Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	1	12/17/21	$117	$(1,783)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,783	$—	$—	$—	$1,783

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$16,153	$—	$—	$—	$16,153

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(3,990)	$—	$—	$—	$(3,990)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$116,475

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$678,002	$—	$678,002
Austria	—	49,456	—	49,456
Belgium	—	211,744	—	211,744
China	—	141,752	—	141,752
Denmark	—	587,606	—	587,606
Finland	—	408,887	—	408,887

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Defensive Advantage International Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
France	$—	$607,840	$—	$607,840
Germany	—	653,975	—	653,975
Hong Kong	44,824	642,117	—	686,941
Israel	—	388,375	—	388,375
Italy	—	164,553	—	164,553
Japan	—	2,776,858	—	2,776,858
Luxembourg	—	36,561	—	36,561
Netherlands	—	210,132	—	210,132
New Zealand	—	102,567	—	102,567
Norway	—	74,013	—	74,013
Portugal	35,323	—	—	35,323
Singapore	—	305,361	—	305,361
Sweden	—	356,559	—	356,559
Switzerland	—	1,350,474	—	1,350,474
United Kingdom	166,010	669,579	—	835,589
Preferred Securities
Preferred Stocks	—	68,893	—	68,893
Short-Term Securities
Money Market Funds	248,472	—	—	248,472

	$494,629	$10,485,304	$—	$10,979,933

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,783)	$—	$—	$(1,783)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2021	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Lockheed Martin Corp.	176	$58,488
Northrop Grumman Corp.	57	20,362

		78,850

Air Freight & Logistics — 2.9%
C.H. Robinson Worldwide, Inc.	1,017	98,639
Expeditors International of Washington, Inc.	556	68,532

		167,171

Automobiles — 0.3%
Tesla, Inc.(a)	14	15,596

Beverages — 1.6%
Coca-Cola Co.	195	10,992
Molson Coors Beverage Co., Class B	1,440	63,490
PepsiCo, Inc.	95	15,352

		89,834

Biotechnology — 4.7%
AbbVie, Inc.	578	66,279
Amgen, Inc.	333	68,921
Biogen, Inc.(a)	27	7,201
Gilead Sciences, Inc.	383	24,849
Moderna, Inc.(a)	68	23,474
Regeneron Pharmaceuticals, Inc.(a)	117	74,873
Vertex Pharmaceuticals, Inc.(a)	29	5,363

		270,960

Building Products — 0.7%
Lennox International, Inc.	141	42,198

Capital Markets — 2.9%
FactSet Research Systems, Inc.	146	64,808
Moody’s Corp.	89	35,969
S&P Global, Inc.	141	66,857

		167,634

Chemicals — 2.0%
Ecolab, Inc.	291	64,666
Sherwin-Williams Co.	161	50,974

		115,640

Commercial Services & Supplies — 2.9%
Republic Services, Inc.	150	20,190
Waste Connections, Inc.	864	117,513
Waste Management, Inc.	175	28,040

		165,743

Communications Equipment — 0.8%
Motorola Solutions, Inc.	193	47,978

Consumer Finance — 0.6%
Credit Acceptance Corp.(a)	60	35,893

Diversified Consumer Services — 1.2%
Service Corp. International	995	68,147

Diversified Financial Services — 1.1%
Voya Financial, Inc.	867	60,491

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	3,501	88,435
Verizon Communications, Inc.	35	1,855

		90,290

Electric Utilities — 4.4%
Duke Energy Corp.	131	13,363
Evergy, Inc.	1,034	65,917

Security	Shares	Value

Electric Utilities (continued)
Eversource Energy	60	$5,094
IDACORP, Inc.	350	36,512
NextEra Energy, Inc.	866	73,896
OGE Energy Corp.	1,481	50,458
Southern Co.	169	10,532

		255,772

Electrical Equipment — 0.5%
AMETEK, Inc.	228	30,187

Electronic Equipment, Instruments & Components — 0.7%
Keysight Technologies, Inc.(a)	212	38,164

Energy Equipment & Services — 1.0%
Schlumberger NV	1,825	58,874

Entertainment — 0.4%
Roku, Inc.(a)	84	25,612

Equity Real Estate Investment Trusts (REITs) — 1.6%
Equinix, Inc.	1	837
Life Storage, Inc.	502	67,172
Prologis, Inc.	127	18,410
Sun Communities, Inc.	15	2,940

		89,359

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	140	68,816
Kroger Co.	518	20,730
Walmart, Inc.	767	114,605

		204,151

Food Products — 2.5%
Campbell Soup Co.	733	29,283
Conagra Brands, Inc.	150	4,830
General Mills, Inc.	153	9,455
Hershey Co.	51	8,943
J.M. Smucker Co.	123	15,112
Kellogg Co.	1,272	77,974

		145,597

Health Care Equipment & Supplies — 1.9%
Danaher Corp.	34	10,600
Edwards Lifesciences Corp.(a)	208	24,922
IDEXX Laboratories, Inc.(a)	97	64,616
Medtronic PLC	10	1,199
Penumbra, Inc.(a)	38	10,509

		111,846

Health Care Providers & Services — 3.4%
Cigna Corp.	296	63,229
CVS Health Corp.	80	7,142
McKesson Corp.	76	15,799
UnitedHealth Group, Inc.	242	111,434

		197,604

Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.(a)	8	19,366
McDonald’s Corp.	446	109,516
Wendy’s Co.	797	17,773

		146,655

Household Products — 4.4%
Clorox Co.	521	84,928
Colgate-Palmolive Co.	1,056	80,456
Procter & Gamble Co.	631	90,227

		255,611

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.1%
Honeywell International, Inc.	20	$4,372

Insurance — 3.3%
Aon PLC, Class A	255	81,580
Erie Indemnity Co., Class A	347	71,416
Hanover Insurance Group, Inc.	288	36,288

		189,284

Interactive Media & Services(a) — 1.7%
Alphabet, Inc., Class C	27	80,066
Match Group, Inc.	133	20,054

		100,120

Internet & Direct Marketing Retail — 0.8%
Chewy, Inc., Class A(a)	581	44,040

IT Services — 8.1%
Accenture PLC, Class A	90	32,291
Akamai Technologies, Inc.(a)	415	43,766
Fidelity National Information Services, Inc.	717	79,401
Mastercard, Inc., Class A	149	49,992
Okta, Inc.(a)	254	62,784
Paychex, Inc.	210	25,889
Toast, Inc., Class A(a)	41	2,182
Twilio, Inc., Class A(a)	126	36,711
Visa, Inc., Class A	492	104,191
Western Union Co.	1,608	29,298

		466,505

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	334	52,602

Machinery — 1.0%
Otis Worldwide Corp.	751	60,313

Media — 3.9%
Charter Communications, Inc., Class A(a)	109	73,563
Discovery, Inc., Class A(a)	1,179	27,636
Fox Corp., Class A	1,486	59,053
Liberty Broadband Corp., Class C(a)	66	10,722
Sirius XM Holdings, Inc.	8,458	51,509

		222,483

Multi-line Retail — 0.2%
Target Corp.	35	9,087

Multi-Utilities — 4.4%
Ameren Corp.	154	12,981
CMS Energy Corp.	884	53,349
Consolidated Edison, Inc.	1,450	109,330
NiSource, Inc.	2,368	58,419
WEC Energy Group, Inc.	188	16,931

		251,010

Oil, Gas & Consumable Fuels — 0.4%
Equitrans Midstream Corp.	2,276	23,466

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	1,317	76,913
Eli Lilly & Co.	145	36,940
Johnson & Johnson	688	112,062
Merck & Co., Inc.	424	37,333
Pfizer, Inc.	921	40,285
Zoetis, Inc.	77	16,647

		320,180

Security	Shares	Value

Professional Services — 1.7%
Equifax, Inc.	142	$39,395
FTI Consulting, Inc.(a)	419	60,302

		99,697

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)	534	64,203
Intel Corp.	42	2,058

		66,261

Software — 10.8%
Adobe, Inc.(a)	121	78,694
Atlassian Corp. PLC, Class A(a)	133	60,931
HubSpot, Inc.(a)	79	64,008
Intuit, Inc.	135	84,509
Manhattan Associates, Inc.(a)	392	71,164
Microsoft Corp.	120	39,794
Oracle Corp.	123	11,801
ServiceNow, Inc.(a)	98	68,380
VMware, Inc., Class A(a)	409	62,045
Workday, Inc., Class A(a)	198	57,416
Workiva, Inc.(a)	136	20,339

		619,081

Specialty Retail — 1.8%
American Eagle Outfitters, Inc.	90	2,136
National Vision Holdings, Inc.(a)	826	50,915
O’Reilly Automotive, Inc.(a)	79	49,163

		102,214

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	519	77,746
Hewlett Packard Enterprise Co.	855	12,526

		90,272

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(a)	46	5,291

Total Long-Term Investments — 99.2% (Cost: $5,362,304)		5,702,135

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(b)(c)	55,203	55,203

Total Short-Term Securities — 0.9% (Cost: $55,203)		55,203

Total Investments — 100.1% (Cost: $5,417,507)		5,757,338

Liabilities in Excess of Other Assets — (0.1)%		(7,546)

Net Assets — 100.0%		$5,749,792

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Defensive Advantage U.S. Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$135,946	$—		$(80,743	)(a)	$—	$—	$55,203	55,203	$2		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(a)	—		—	—	—	—	19	(c)	—

						$—	$—	$55,203		$21		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,702,135	$—	$—	$5,702,135
Short-Term Securities
Money Market Funds	55,203	—	—	55,203

	$5,757,338	$—	$—	$5,757,338

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Statements of Assets and Liabilities (unaudited)

October 31, 2021

	BlackRock Defensive Advantage Emerging Markets Fund	BlackRock Defensive Advantage International Fund	BlackRock Defensive Advantage U.S. Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$10,023,373	$10,731,461	$5,702,135
Investments, at value — affiliated(c)	297,946	248,472	55,203
Cash pledged for futures contracts	13,000	7,000	—
Foreign currency, at value(d)	10,455	13,045	—
Receivables:
Investments sold	35,961	8,836	—
Securities lending income — affiliated	134	—	9
Capital shares sold	—	—	500
Dividends — unaffiliated	15,269	31,301	6,794
From the Manager	17,489	22,795	15,476
Deferred offering costs	12,205	12,153	12,091
Prepaid expenses	10,768	10,701	10,700

Total assets	10,436,600	11,085,764	5,802,908

LIABILITIES
Collateral on securities loaned, at value	17,360	—	—
Payables:
Investments purchased	4,757	41,977	—
Accounting services fees	14,316	14,230	13,530
Custodian fees	25,618	34,146	3,720
Deferred foreign capital gain tax	14,939	—	—
Trustees’ and Officer’s fees	2,044	2,044	2,026
Other accrued expenses	18,014	23,430	8,696
Printing fees	14,560	14,554	12,105
Professional fees	14,452	14,450	12,728
Service fees	21	22	32
Transfer agent fees	266	259	279
Variation margin on futures contracts	2,717	694	—

Total liabilities	129,064	145,806	53,116

NET ASSETS	$10,307,536	$10,939,958	$5,749,792

NET ASSETS CONSIST OF
Paid-in capital	$9,989,842	$9,995,120	$5,042,159
Accumulated earnings	317,694	944,838	707,633

NET ASSETS	$10,307,536	$10,939,958	$5,749,792

(a) Investments, at cost — unaffiliated	$9,971,295	$10,259,138	$5,362,304
(b) Securities loaned, at value	$16,477	$—	$—
(c) Investments, at cost — affiliated	$297,947	$248,472	$55,203
(d) Foreign currency, at cost	$10,497	$12,987	$—

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2021

	BlackRock Defensive Advantage Emerging Markets Fund	BlackRock Defensive Advantage International Fund	BlackRock Defensive Advantage U.S. Fund

NET ASSET VALUE
Institutional
Net assets	$103,076	$109,400	$116,605

Shares outstanding	10,000	10,000	10,221

Net asset value	$10.31	$10.94	$11.41

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Investor A
Net assets	$102,992	$109,253	$157,385

Shares outstanding	10,005	10,000	13,817

Net asset value	$10.29	$10.93	$11.39

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Class K
Net assets	$10,101,468	$10,721,305	$5,475,802

Shares outstanding	980,000	980,000	480,000

Net asset value	$10.31	$10.94	$11.41

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Operations  (unaudited)

Six Months Ended October 31, 2021

	BlackRock Defensive Advantage Emerging Markets Fund	BlackRock Defensive Advantage International Fund	BlackRock Defensive Advantage U.S. Fund

INVESTMENT INCOME
Dividends — unaffiliated	$199,080	$185,304	$51,313
Dividends — affiliated	5,191	6	2
Securities lending income — affiliated — net	214	—	19
Foreign taxes withheld	(21,215)	(13,859)	(36)

Total investment income	183,270	171,451	51,298

EXPENSES
Offering	47,038	46,845	46,704
Investment advisory	42,740	25,105	12,131
Professional	30,592	30,592	27,763
Custodian	17,818	26,346	2,710
Printing and postage	8,960	8,960	7,508
Accounting services	8,596	8,510	7,810
Registration	5,808	5,808	5,808
Trustees and Officer	4,907	4,907	4,868
Administration	2,271	2,371	1,199
Administration — class specific	1,069	1,116	564
Transfer agent — class specific	183	183	183
Service — class specific	134	139	172
Miscellaneous	17,521	17,223	10,082

Total expenses	187,637	178,105	127,502
Less:
Administration fees waived	(2,271)	(2,371)	(1,199)
Administration fees waived - class specific	(1,069)	(1,116)	(564)
Fees waived and/or reimbursed by the Manager	(140,675)	(149,160)	(113,220)
Transfer agent fees waived and/or reimbursed — class specific	(183)	(183)	(183)

Total expenses after fees waived and/or reimbursed	43,439	25,275	12,336

Net investment income	139,831	146,176	38,962

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	62,977	343,340	333,788
Investments — affiliated	6,156	—	—
Foreign currency transactions	(145)	(2,559)	(2)
Futures contracts	32,988	16,153	—

	101,976	356,934	333,786

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(325,022)	127,066	31,916
Investments — affiliated	(13,072)	—	—
Foreign currency translations	(448)	(985)	—
Futures contracts	40,641	(3,990)	—

	(297,901)	122,091	31,916

Net realized and unrealized gain (loss)	(195,925)	479,025	365,702

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,094)	$625,201	$404,664

(a) Net of foreign capital gain tax of	$4,392	$—	$—
(b) Net of increase in deferred foreign capital gain tax of	$(14,939)	$—	$—

See notes to financial statements.

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Defensive Advantage Emerging Markets Fund		BlackRock Defensive Advantage International Fund
	Six Months Ended 10/31/21 (unaudited)	Period from 12/21/20 to 04/30/21 (a)	Six Months Ended 10/31/21 (unaudited)	Period from 12/21/20 to 04/30/21 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$139,831	$19,652	$146,176	$76,753
Net realized gain	101,976	468,205	356,934	205,566
Net change in unrealized appreciation (depreciation)	(297,901)	330,659	122,091	347,757

Net increase (decrease) in net assets resulting from operations	(56,094)	818,516	625,201	630,076

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(4,510)	(40)	(3,054)	(100)
Investor A	(4,423)	(33)	(2,969)	(93)
Class K	(442,003)	(3,927)	(299,296)	(9,807)

Decrease in net assets resulting from distributions to shareholders	(450,936)	(4,000)	(305,319)	(10,000)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	50	10,000,000	—	10,000,000

NET ASSETS
Total increase (decrease) in net assets	(506,980)	10,814,516	319,882	10,620,076
Beginning of period	10,814,516	—	10,620,076	—

End of period	$10,307,536	$10,814,516	$10,939,958	$10,620,076

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Changes in Net Assets (continued)

	BlackRock Defensive Advantage U.S. Fund
	Six Months Ended 10/31/21 (unaudited)	Period from 12/21/20 to 04/30/21 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$38,962	$21,923
Net realized gain	333,786	69,711
Net change in unrealized appreciation (depreciation)	31,916	307,915

Net increase in net assets resulting from operations	404,664	399,549

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(1,929)	(50)
Investor A	(2,334)	(43)
Class K	(92,578)	(2,407)

Decrease in net assets resulting from distributions to shareholders	(96,841)	(2,500)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	44,920	5,000,000

NET ASSETS
Total increase in net assets	352,743	5,397,049
Beginning of period	5,397,049	—

End of period	$5,749,792	$5,397,049

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund

	Institutional
	Six Months Ended 10/31/21 (unaudited)		Period from 12/21/20 to 04/30/21	(a)

Net asset value, beginning of period	$10.81		$10.00

Net investment income(b)	0.14		0.02
Net realized and unrealized gain (loss)		(0.19)	0.79

Net increase (decrease) from investment operations		(0.05)	0.81

Distributions(c)
From net investment income		(0.04)	(0.00	)(d)
From net realized gain		(0.41)	—

Total distributions		(0.45)	(0.00)

Net asset value, end of period	$10.31		$10.81

Total Return(e)
Based on net asset value	(0.51	)%(f)	8.14	%(f)

Ratios to Average Net Assets(g)
Total expenses	3.18	%(h)(i)	3.18	%(h)(j)

Total expenses after fees waived and/or reimbursed	0.81	%(h)	0.81	%(h)

Net investment income	2.62	%(h)	0.52	%(h)

Supplemental Data
Net assets, end of period (000)	$103		$108

Portfolio turnover rate		112%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/21 (unaudited)	Period from 12/21/20 to 04/30/21	(a)
Investments in underlying funds	0.01%	0.06%

(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.62%.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.74%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)

	Investor A
	Six Months Ended 10/31/21 (unaudited)		Period from 12/21/20 to 04/30/21	(a)

Net asset value, beginning of period	$10.81		$10.00

Net investment income(b)	0.13		0.01
Net realized and unrealized gain (loss)		(0.21)	0.80

Net increase (decrease) from investment operations		(0.08)	0.81

Distributions(c)
From net investment income		(0.03)	(0.00	)(d)
From net realized gain		(0.41)	—

Total distributions		(0.44)	(0.00)

Net asset value, end of period	$10.29		$10.81

Total Return(e)
Based on net asset value	(0.78	)%(f)	8.14	%(f)

Ratios to Average Net Assets(g)
Total expenses	3.44	%(h)(i)	3.43	%(h)(j)

Total expenses after fees waived and/or reimbursed	1.06	%(h)	1.06	%(h)

Net investment income	2.37	%(h)	0.27	%(h)

Supplemental Data
Net assets, end of period (000)	$103		$108

Portfolio turnover rate		112%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/21 (unaudited)	Period from 12/21/20 to 04/30/21	(a)
Investments in underlying funds	0.01%	0.06%

(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.87%.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.99%.

See notes to financial statements.

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)
	Class K
	Six Months Ended 10/31/21 (unaudited)		Period from 12/21/20 to 04/30/21	(a)

Net asset value, beginning of period	$10.81		$10.00

Net investment income(b)	0.14		0.02
Net realized and unrealized gain (loss)		(0.19)	0.79

Net increase (decrease) from investment operations		(0.05)	0.81

Distributions(c)
From net investment income		(0.04)	(0.00	)(d)
From net realized gain		(0.41)	—

Total distributions		(0.45)	(0.00)

Net asset value, end of period	$10.31		$10.81

Total Return(e)
Based on net asset value	(0.51	)%(f)	8.14	%(f)

Ratios to Average Net Assets(g)
Total expenses	3.07	%(h)(i)	2.84	%(h)(j)

Total expenses after fees waived and/or reimbursed	0.81	%(h)	0.81	%(h)

Net investment income	2.62	%(h)	0.52	%(h)

Supplemental Data
Net assets, end of period (000)	$10,101		$10,598

Portfolio turnover rate		112%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/21 (unaudited)	Period from 12/21/20 to 04/30/21	(a)
Investments in underlying funds	0.01%	0.06%

(h)	Annualized.
(i)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.51%.
(j)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.40%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage International Fund

	Institutional
	Six Months Ended 10/31/21 (unaudited)		Period from 12/21/20 to 04/30/21	(a)

Net asset value, beginning of period	$10.62		$10.00

Net investment income(b)	0.15		0.08
Net realized and unrealized gain	0.48		0.55

Net increase from investment operations	0.63		0.63

Distributions(c)
From net investment income		(0.09)	(0.01)
From net realized gain		(0.22)	—

Total distributions		(0.31)	(0.01)

Net asset value, end of period	$10.94		$10.62

Total Return(d)
Based on net asset value	5.89	%(e)	6.30	%(e)

Ratios to Average Net Assets
Total expenses	2.88	%(f)(g)	2.90	%(f)(h)

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.45	%(f)

Net investment income	2.62	%(f)	2.08	%(f)

Supplemental Data
Net assets, end of period (000)	$109		$106

Portfolio turnover rate		102%	88%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.30%.
(h)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.50%.

See notes to financial statements.

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage International Fund (continued)

	Investor A

	Six Months Ended 10/31/21 (unaudited)		Period from 12/21/20 to 04/30/21	(a)

Net asset value, beginning of period	$10.61		$10.00

Net investment income(b)	0.13		0.07
Net realized and unrealized gain	0.49		0.55

Net increase from investment operations	0.62		0.62

Distributions(c)
From net investment income		(0.08)	(0.01)
From net realized gain		(0.22)	—

Total distributions		(0.30)	(0.01)

Net asset value, end of period	$10.93		$10.61

Total Return(d)
Based on net asset value	5.82	%(e)	6.20	%(e)

Ratios to Average Net Assets
Total expenses	3.13	%(f)(g)	3.15	%(f)(h)

Total expenses after fees waived and/or reimbursed	0.70	%(f)	0.70	%(f)

Net investment income	2.37	%(f)	1.84	%(f)

Supplemental Data
Net assets, end of period (000)	$109		$106

Portfolio turnover rate		102%	88%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.55%.
(h)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.75%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage International Fund (continued)

	Class K

	Six Months Ended 10/31/21 (unaudited)		Period from 12/21/20 to 04/30/21	(a)

Net asset value, beginning of period	$10.62		$10.00

Net investment income(b)	0.15		0.08
Net realized and unrealized gain	0.48		0.55

Net increase from investment operations	0.63		0.63

Distributions(c)
From net investment income		(0.09)	(0.01)
From net realized gain		(0.22)	—

Total distributions		(0.31)	(0.01)

Net asset value, end of period	$10.94		$10.62

Total Return(d)
Based on net asset value	5.89	%(e)	6.30	%(e)

Ratios to Average Net Assets
Total expenses	2.77	%(f)(g)	2.55	%(f)(h)

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.45	%(f)

Net investment income	2.62	%(f)	2.09	%(f)

Supplemental Data
Net assets, end of period (000)	$10,721		$10,408

Portfolio turnover rate		102%	88%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.19%.
(h)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.15%.

See notes to financial statements.

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage U.S. Fund

	Institutional

	Six Months Ended 10/31/21 (unaudited)		Period from 12/21/20 to 04/30/21	(a)

Net asset value, beginning of period	$10.79		$10.00

Net investment income(b)	0.08		0.04
Net realized and unrealized gain	0.73		0.76

Net increase from investment operations	0.81		0.80

Distributions(c)
From net investment income		(0.04)	(0.01)
From net realized gain		(0.15)	—

Total distributions		(0.19)	(0.01)

Net asset value, end of period	$11.41		$10.79

Total Return(d)
Based on net asset value	7.58	%(e)	7.95	%(e)

Ratios to Average Net Assets
Total expenses	3.79	%(f)(g)	4.06	%(f)(h)

Total expenses after fees waived and/or reimbursed	0.43	%(f)	0.43	%(f)

Net investment income	1.39	%(f)	1.21	%(f)

Supplemental Data
Net assets, end of period (000)	$117		$108

Portfolio turnover rate		137%	61%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.
(h)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.07%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage U.S. Fund (continued)

	Investor A
	Six Months Ended 10/31/21 (unaudited)		Period from 12/21/20 to 04/30/21	(a)

Net asset value, beginning of period	$10.79		$10.00

Net investment income(b)	0.06		—
Net realized and unrealized gain	0.73		0.79

Net increase from investment operations	0.79		0.79

Distributions(c)
From net investment income		(0.04)	(0.00	)(d)
From net realized gain		(0.15)	—

Total distributions		(0.19)	(0.00)

Net asset value, end of period	$11.39		$10.79

Total Return(e)
Based on net asset value	7.33	%(f)	7.95	%(f)

Ratios to Average Net Assets
Total expenses	4.00	%(g)(h)	4.31	%(g)(i)

Total expenses after fees waived and/or reimbursed	0.68	%(g)	0.68	%(g)

Net investment income	1.11	%(g)	0.96	%(g)

Supplemental Data
Net assets, end of period (000)	$157		$108

Portfolio turnover rate		137%	61%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.81%.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.32%.

See notes to financial statements.

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage U.S. Fund (continued)

	Class K

	Six Months Ended 10/31/21 (unaudited)		Period from 12/21/20 to 04/30/21	(a)

Net asset value, beginning of period	$10.79		$10.00

Net investment income(b)	0.08		0.04
Net realized and unrealized gain	0.73		0.76

Net increase from investment operations	0.81		0.80

Distributions(c)
From net investment income		(0.04)	(0.01)
From net realized gain		(0.15)	—

Total distributions		(0.19)	(0.01)

Net asset value, end of period	$11.41		$10.79

Total Return(d)
Based on net asset value	7.58	%(e)	7.95	%(e)

Ratios to Average Net Assets
Total expenses	3.69	%(f)(g)	3.71	%(f)(h)

Total expenses after fees waived and/or reimbursed	0.43	%(f)	0.43	%(f)

Net investment income	1.39	%(f)	1.21	%(f)

Supplemental Data
Net assets, end of period (000)	$5,476		$5,181

Portfolio turnover rate		137%	61%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.51%.
(h)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.72%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Defensive Advantage Emerging Markets Fund	Defensive Advantage Emerging Markets	Diversified
BlackRock Defensive Advantage International Fund	Defensive Advantage International	Diversified
BlackRock Defensive Advantage U.S. Fund	Defensive Advantage U.S.	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of October 31, 2021, certain investments of Defensive Advantage Emerging Markets were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Net Amount
Defensive Advantage Emerging Markets Morgan Stanley	$16,477	$(16,477)		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees
Average Daily Net Assets	Defensive Advantage Emerging Markets	Defensive Advantage International	Defensive Advantage U.S.
First $1 billion	0.80%	0.45%	0.43%
$1 billion – $3 billion	0.75	0.42	0.40
$3 billion – $5 billion	0.72	0.41	0.39
$5 billion – $10 billion	0.70	0.39	0.37
Greater than $10 billion	0.68	0.38	0.36

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Defensive Advantage Emerging Markets		Defensive Advantage International		Defensive Advantage U.S.
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended October 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A
Defensive Advantage Emerging Markets	$134
Defensive Advantage International	139
Defensive Advantage U.S.	172

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended October 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total

Defensive Advantage Emerging Markets	$11	$11	$1,047	$1,069
Defensive Advantage International	11	11	1,094	1,116
Defensive Advantage U.S.	11	14	539	564

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2021, the Funds did not pay any amounts to affiliates in return for these services.

For the six months ended October 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total

Defensive Advantage Emerging Markets	$61	$61	$61	$183
Defensive Advantage International	61	61	61	183
Defensive Advantage U.S.	61	61	61	183

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager

Defensive Advantage Emerging Markets	$59
Defensive Advantage International	23
Defensive Advantage U.S.	7

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager

Defensive Advantage Emerging Markets	$288

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Class K

Defensive Advantage Emerging Markets	0.86%	1.11%	0.81%
Defensive Advantage International	0.50	0.75	0.45
Defensive Advantage U.S.	0.48	0.73	0.43

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Notes to Financial Statements (unaudited) (continued)

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2021, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager

Defensive Advantage Emerging Markets	$140,328
Defensive Advantage International	149,137
Defensive Advantage U.S.	113,213

Fund Name	Administration Fees Waived

Defensive Advantage Emerging Markets	$2,271
Defensive Advantage International	2,371
Defensive Advantage U.S.	1,199

In addition, these amounts waived and/or reimbursed by the Manager are included in Administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2021, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived - Class Specific

Fund Name	Institutional	Investor A	Class K	Total

Defensive Advantage Emerging Markets	$11	$11	$1,047	$1,069
Defensive Advantage International	11	11	1,094	1,116
Defensive Advantage U.S.	11	14	539	564

	Transfer Agent Fees Waived and/or Reimbursed - Class Specific

Fund Name	Institutional	Investor A	Class K	Total

Defensive Advantage Emerging Markets	$61	$61	$61	$183
Defensive Advantage International	61	61	61	183
Defensive Advantage U.S.	61	61	61	183

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Defensive Advantage U.S. retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Defensive Advantage U.S., pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, Defensive Advantage Emerging Markets and Defensive Advantage International each retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Defensive Advantage Emerging Markets and Defensive Advantage International each, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2021, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Defensive Advantage Emerging Markets	$41
Defensive Advantage U.S.	3

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended October 31, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended October 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales

Defensive Advantage Emerging Markets	$11,979,285	$11,263,833
Defensive Advantage International	10,925,880	11,144,141
Defensive Advantage U.S.	7,602,846	7,576,697

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2021, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Defensive Advantage Emerging Markets	$10,270,718	$441,448	$(394,815)	$46,633
Defensive Advantage International	10,533,520	755,315	(310,685)	444,630
Defensive Advantage U.S.	5,422,452	477,975	(143,089)	334,886

9.	BANK BORROWINGS

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. For the six months ended October 31, 2021, the Funds did not borrow under the credit agreement.

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 10/31/21		Period from 12/21/20(a) to 04/30/21
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Defensive Advantage Emerging Markets
Institutional
Shares sold	—	$—	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	5	$50	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	5	$50	10,000	$100,000

Class K
Shares sold	—	$—	980,001	$9,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	980,000	$9,800,000

	5	$50	1,000,000	$10,000,000

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/21		Period from 12/21/20(a) to 04/30/21
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Defensive Advantage International
Institutional
Shares sold	—	$—	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	—	$—	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	—	$—	10,000	$100,000

Class K
Shares sold	—	$—	980,001	$9,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	980,000	$9,800,000

	—	$—	1,000,000	$10,000,000

	Six Months Ended 10/31/21		Period from 12/21/20(a) to 04/30/21
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Defensive Advantage U.S.
Institutional
Shares sold	221	$2,500	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	221	$2,500	10,000	$100,000

Investor A
Shares sold	3,774	$41,947	10,001	$100,010
Shares issued in reinvestment of distributions	43	473	—	—
Shares redeemed	—	—	(1)	(10)

	3,817	$42,420	10,000	$100,000

Class K
Shares sold	—	$—	480,001	$4,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	480,000	$4,800,000

	4,038	$44,920	500,000	$5,000,000

(a)	Commencement of operations.

As of October 31, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Class K	Total
Defensive Advantage Emerging Markets	10,000	10,000	980,000	1,000,000
Defensive Advantage International	10,000	10,000	980,000	1,000,000
Defensive Advantage U.S.	10,000	10,000	480,000	500,000

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited	Deloitte & Touche LLP
Edinburgh, EH3 8BL	Boston, MA 02116
United Kingdom

Legal Counsel
Accounting Agent and Custodian	Sidley Austin LLP
State Street Bank and Trust Company	New York, NY 10019
Boston, MA 02111

Address of the Funds
Transfer Agent	100 Bellevue Parkway
BNY Mellon Investment Servicing (US) Inc.	Wilmington, DE 19809
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	49

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Societe en Commandite par Actions

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

DEF-10/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

2

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: January 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: January 4, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: January 4, 2022

4